NOTE 13 – EARNINGS (LOSS) PER SHARE		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Earnings Per Share [Abstract]
NOTE 13 – EARNINGS (LOSS) PER SHARE

NOTE 13 – EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding. Shares issued during the period and shares canceled during the period are weighted for the portion of the period that they were outstanding. Diluted earnings (loss) per share is computed in a manner consistent with that of basic earnings per share while giving effect to all potentially dilutive shares of common stock outstanding during the period, which include the assumed conversion of all outstanding convertible securities. Diluted earnings (loss) per share were the same as basic net income (loss) per share for the fiscal year ended December 31, 2024, as shares issuable upon the conversion of the then-outstanding convertible securities were anti-dilutive as a result of the net loss incurred for those periods.

The table below sets forth the computation of basic and diluted earnings (loss) per share:

	For the fiscal years ended December 31,
	2025		2024

Numerator:
Net income (loss) attributable to SecureTech shareholders	$203,298		$(409,440)

Denominator:
Basic – weighted average shares outstanding	40,010,980		78,148,402
Effect of dilutive securities:
Convertible note	—		—
Series A preferred shares	182,950,000		—
Diluted – weighted average shares outstanding	222,960,980		78,148,402

Earnings (loss) per share:
Basic	$0.00	*	$(0.01)
Diluted	$0.00	*	$(0.01)

* Less than US$0.005

NOTE 12 – LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding. Shares issued during the period and shares canceled during the period are weighted for the portion of the period that they were outstanding. Diluted loss per share is computed in a manner consistent with that of basic earnings per share while giving effect to all potentially dilutive shares of common stock outstanding during the period, which include the assumed conversion of all outstanding convertible securities. Diluted loss per share was the same as basic net loss per share for the three and six months ended June 30, 2026 and 2025, as the inclusion of shares issuable upon the conversion of the then-outstanding convertible securities were anti-dilutive as a result of the net loss incurred for those periods.

The table below sets forth the computation of basic and diluted loss per share:

		For the three months ended June 30,		For the six months ended June 30,
		2026	2025	2026	2025

Numerator:
Net loss attributable to SecureTech shareholders		$(1,042,248)	$(93,887)	$(1,431,385)	$(188,252)
Deduct: Accretions of redeemable NCI to redemption value		15,065	—	46,227	-
Net loss attributable to common stock for EPS calculation		(1,057,313)	(93,887)	(1,477,612)	(188,252)

Denominator:
Basic – weighted average shares outstanding		17,091,843	78,073,914	17,637,604	46,000,410
Diluted – weighted average shares outstanding		17,091,843	78,073,914	17,637,604	46,000,410

Loss per share:
	Basic	$(0.06)	$(0.00)	$(0.08)	$(0.00)
	Diluted	$(0.06)	$(0.00)	$(0.08)	$(0.00)